Note 10 - Acquisitions	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

Note J – Acquisitions

In June 2014, the Company, through its wholly owned subsidiary National Pump Company, acquired substantially all of the assets and certain liabilities of Bayou City Pump, Inc. (“BCP”). Founded in 1973, BCP is a leading manufacturer of and service provider for highly-reliable and energy-efficient vertical turbine pumping systems primarily for the inland and coastal marine liquid petroleum and chemical transportation market. BCP has steadily expanded its product designs and service capabilities in recent years to become a significant market share provider in North American marine transportation. BCP also has developed and manufactures a specialty sludge pumping system for use in a variety of industrial applications. BCP’s strong customer relationships and long history will help expand sales in targeted niche markets complementary to National Pump Company’s significant and growing vertical turbine products leadership position. In addition, its Houston, Texas base will provide additional capacity and machining capabilities in combination with National Pump’s existing location acquired late in 2012, which together will assist The Gorman-Rupp Company in expanding its growing Gulf Coast Operations.

The Company recognized customer relationships of $4.1 million, technology and drawings of $830,000, tradenames and trademarks of $370,000 and goodwill of $4.7 million related to the asset aquisition of Bayou City Pump, Inc.

The results of operations of the acquired business have been included in Gorman-Rupp’s consolidated results since June 2014. Supplemental pro forma information has not been provided as the acquisition did not have a material impact on the Company’s consolidated results of operations.

In December 2012, the Company’s wholly owned subsidiary, National Pump Company, acquired substantially all of the assets and certain liabilities of American Turbine. Founded in 1975, American Turbine is a group of companies that collectively are a leading manufacturer and distributor of energy-efficient vertical turbine and submersible pumps primarily serving agricultural, municipal and industrial markets, both domestically and globally.

In September 2012, the Company’s wholly owned subsidiary, Gorman-Rupp Africa Proprietary Limited (“GR Africa”), purchased the business of Pumptron (Proprietary) Limited (“Pumptron”) through internally generated cash flows. Prior to its acquisition, Pumptron was an international value-added distributor for Gorman-Rupp for over 25 years. Founded in 1986, Pumptron is a leading provider of water-related pumping solutions primarily serving the construction, mining, agricultural and municipal markets in South Africa and increasingly throughout other sub-Sahara African countries. Pumptron is headquartered in Johannesburg with operating locations in Cape Town and Durban, all in South Africa.